UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22538

Advisers Investment Trust
(Exact name of registrant as specified in charter)

4041 N. High St, Suite 402, Columbus, OH 43214
(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc., 4041 N. High St, Suite 402, Columbus, OH 43214
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-5550

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	95.8%
Apparel	1.8%
Coach Inc.		96,640	$5,364,486
Beverages	7.6%
Anheuser-Busch InBev		127,320	11,048,004
Brown Forman Corp. - Class B		28,738	1,817,679
PepsiCo Inc.		133,382	9,127,330
			21,993,013
Chemicals	3.7%
Scotts Miracle-Gro - Class A		241,934	10,657,193
Computers & Peripherals	2.9%
Apple Inc.		15,704	8,370,703
Diversified Consumer Services	9.3%
Moody’s Corp.		316,969	15,949,880
MSCI Inc.(a)		250,333	7,757,820
Strayer Education Inc.		62,455	3,508,097
			27,215,797
Food Products	15.0%
General Mills Inc.		209,750	8,475,997
Kellogg Co.		209,981	11,727,439
Kraft Foods Group Inc.		121,678	5,532,699
Mondelez International Inc.		379,300	9,660,771
Nestle SA - REG		126,288	8,229,120
			43,626,026
Health Care Equipment & Supplies	2.2%
Dentsply International		164,623	6,520,717
Household Products	10.0%
Colgate-Palmolive		65,955	6,894,936
Kimberly Clark Corp.		102,562	8,659,310
Procter & Gamble		199,813	13,565,304
			29,119,550
Internet Software & Services	2.8%
eBay Inc.(a)		157,704	8,046,058
IT Services	5.3%
Accenture PLC - Class A		230,151	15,305,042
Media	5.3%
McGraw-Hill Co.		282,761	15,458,544

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value

Pharmaceuticals	17.7%
Abbott Laboratories		87,897	$5,757,253
GlaxoSmithKline PLC		595,382	12,911,697
Johnson & Johnson		247,049	17,318,135
Novartis AG - REG		245,179	15,399,916
			51,387,001
Professional Services	2.4%
Verisk Analytics Inc. - Class A(a)		137,320	7,003,320
Software	2.7%
Microsoft Corp.		292,522	7,819,113
Tobacco	7.1%
Philip Morris International		169,082	14,142,019
Reynolds American Inc.		160,484	6,648,852
			20,790,871
TOTAL COMMON STOCKS			278,677,434
TOTAL INVESTMENTS
(Cost $268,632,241)(b)	95.8%		278,677,434
NET OTHER ASSETS (LIABILITIES)	4.2%		12,104,672
NET ASSETS	100.0%		$290,782,106

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2012 (unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust registered March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on December 20, 2011. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Fund is the only series currently authorized by the Trustees.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short term debt securities are valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term debt securities of sufficient credit quality that mature within sixty days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2012 (unaudited)

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2012 in valuing the Fund’s investments based upon the three fair value levels defined above:

	Level 1 - Quoted	Level 2 - Other Significant	Level 3 - Significant
Portfolio	Prices	Observable Inputs	Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks(1)	$278,677,434	$-	$-	$278,677,434
Total Investments	$278,677,434	$-	$-	$278,677,434
(1)	See investment industries in the Schedule of Investments

As of December 31, 2012, there were no Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2012.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$268,790,976	$15,123,523	$(5,237,065)	$9,886,458

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisers Investment Trust

By (Signature and Title)	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date: February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dina Tantra
Dina A. Tantra, President and Principal Executive Officer

Date: February 26, 2013

By (Signature and Title)	/s/ Troy A. Sheets
Troy Sheets, Treasurer and Principal Financial Officer
Date: February 26, 2013